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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:     SPO Advisory Corp.
Address:  591 Redwood Highway, Suite 3215
          Mill Valley, CA 94941

Form 13F File Number: 28-4164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:   Kim M. Silva
Title:  Chief Financial Officer
Phone:  (415) 383-6600

SIGNATURE, PLACE, AND DATE OF SIGNING:

     /S/ KIM M. SILVA      MILL VALLEY, CALIFORNIA           11/14/11
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  32
Form 13F Information Table Value Total:  $6,817,149
                                         (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.                FORM 13F FILE NUMBER                  NAME
----------------------  ------------------------  -----------------------------
          1                    28-10289           SPO Partners II, L.P.
          2                    28-10787           San Francisco Partners, L.P.

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                          FORM 13F INFORMATION TABLE

                       TITLE                                                                 VOTING AUTHORITY
                        OF              VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER   ----------------------
NAME OF ISSUER         CLASS   CUSIP   (X$1000)   PRN AMT   PRN CALL DISCRESTION MANAGERS    SOLE    SHARED NONE
--------------         ----- --------- --------- ---------- --- ---- ----------- -------- ---------- ------ ----
ADVENT SOFTWARE INC    COM   007974108   300,715 14,422,800 SH         DEFINED      1     14,422,800
ADVENT SOFTWARE INC    COM   007974108    26,884  1,289,400 SH         DEFINED      2      1,289,400
CALPINE CORP           COM   131347304 1,208,097 85,802,312 SH         DEFINED      1     85,802,312
CALPINE CORP           COM   131347304    46,191  3,280,596 SH         DEFINED      2      3,280,596
CROWN CASTLE INTL
  CORP                 COM   228227104 1,038,534 25,535,620 SH         DEFINED      1     25,535,620
CROWN CASTLE INTL
  CORP                 COM   228227104    44,908  1,104,200 SH         DEFINED      2      1,104,200
LAMAR ADVERTISING
  CO                   CL A  512815101   304,888 17,902,984 SH         DEFINED      1     17,902,984
LAMAR ADVERTISING
  CO                   CL A  512815101    12,529    735,730 SH         DEFINED      2        735,730
LIBERTY GLOBAL INC     CL A  530555101   238,355  6,588,040 SH         DEFINED      1      6,588,040
LIBERTY GLOBAL INC     CL A  530555101    17,170    474,579 SH         DEFINED      2        474,579
LIBERTY GLOBAL INC.    CL C  530555309   836,317 24,164,029 SH         DEFINED      1     24,164,029
LIBERTY GLOBAL INC     CL C  530555309    24,587    710,408 SH         DEFINED      2        710,408
MARTIN MARIETTA
  MATLS INC            COM   573284106   249,057  3,939,535 SH         DEFINED      1      3,939,535
MARTIN MARIETTA
  MATLS INC            COM   573284106     9,527    150,700 SH         DEFINED      2        150,700
OASIS PETROLEUM, INC.  COM   674215108   205,596  9,207,149 SH         DEFINED      1      9,207,149
OASIS PETROLEUM, INC.  COM   674215108     6,896    308,800 SH         DEFINED      2        308,800

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
                                                                                          VOTING AUTHORITY
                  TITLE OF            VALUE    SHRS OR   SH/ PUT/ INVESTMENT   OTHER   ----------------------
NAME OF ISSUER     CLASS     CUSIP   (X$1000)  PRN AMT   PRN CALL DISCRESTION MANAGERS    SOLE    SHARED NONE
--------------    -------- --------- -------- ---------- --- ---- ----------- -------- ---------- ------ ----
PETROQUEST
  ENERGY INC      COM      716748108  43,434   7,897,100 SH         DEFINED      1      7,897,100
PETROQUEST
  ENERGY INC      COM      716748108   1,653     300,600 SH         DEFINED      2        300,600
PIONEER NAT RES
  CO              COM      723787107 669,622  10,181,264 SH         DEFINED      1     10,181,264
PIONEER NAT RES
  CO              COM      723787107  21,530     327,350 SH         DEFINED      2        327,350
QUICKSILVER
  RESOURCES INC   COM      74837R104 176,699  23,311,254 SH         DEFINED      1     23,311,254
QUICKSILVER
  RESOURCES INC   COM      74837R104  12,688   1,673,900 SH         DEFINED      2      1,673,900
SBA
  COMMUNICATIONS
  CORP            CL A     78388J106 128,080   3,714,605 SH         DEFINED      1      3,714,605
SBA
  COMMUNICATIONS
  CORP            CL A     78388J106      41       1,200 SH         DEFINED      2          1,200
THE CHARLES
  SCHWAB CORP.    COM      808513105 419,158  37,192,387 SH         DEFINED      1     37,192,387
THE CHARLES
  SCHWAB CORP.    COM      808513105  17,461   1,549,300 SH         DEFINED      2      1,549,300
VISA, INC.        COM      92826C839 606,962   7,080,754 SH         DEFINED      1      7,080,754
VISA, INC.        COM      92826C839  25,099     292,800 SH         DEFINED      2        292,800
RESOLUTE ENERGY
  CORP            COM      76116A108 108,072   9,513,410 SH         DEFINED      1      9,513,410
RESOLUTE ENERGY
  CORP            COM      76116A108   3,725     327,900 SH         DEFINED      2        327,900
RESOLUTE ENERGY
  CORP            WARRANTS 76116A116  12,254   8,169,525 SH         DEFINED      1      8,169,525
RESOLUTE ENERGY
  CORP            WARRANTS 76116A116     420     279,753 SH         DEFINED      2        279,753